Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 28,000,639	$ 18,187,286
Depreciation	(357,531)	59,454
Total assets	27,643,108	18,246,740
Total liabilities
Less: Valuation allowance	(27,643,108)	(18,246,740)
Net deferred tax liabilities